Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Change in obligation	$ 2,297	$ 793
Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	101,113	117,281
Reclamation spending	(2,297)	(793)
Accretion expense	4,011	2,571
Change in obligation	(281)	(17,946)
Liabilities acquired	5,111	0
Balance, end of year	107,657	101,113
Less: current portion	(3,050)	(5,545)
Mine restoration provisions, noncurrent	$ 104,607	$ 95,568